Condensed Consolidated Statements of Stockholders' Deficiency - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Balance	$ (26,729,036)	$ (15,481,707)	$ (10,623,636)		$ (19,845,385)	$ (2,144,736)	$ (2,144,736)	$ (6,833,164)
Conversion of convertible notes into common shares [Note 9]	354,519		211,602		354,519	843,922		15,678,454
Preferred stock purchased back via cash			(431,129)			(777,175)
Issuance of shares for services [Note 9]	45,947		$ 112,631	$ 30,287	45,947	150,418		1,414,449
Issuance of shares for services [Note 9], shares			105,263	22,772
Issuance of warrants for services [Note 9]			$ 77,780			232,526		740,156
Exercise of warrants for cash [Note 9]						$ (30,000)		976,242
Exercise of warrants for cash [Note 9], shares						17,544
Exchange of warrants for promissory notes			(71,768)			$ (71,768)
Issuance of shares in lieu of convertible note interest [Note 9]							221,621
Issuance of common stock					119,285			250,000
Issuance of preferred shares for private placement investors [Note 9]								100,000
Derivative liabilities adjustment pursuant to issuance of preferred shares [Note 8] [Note 9]								(17,084)
Issuance of shares from uplisting [Note 9]								14,545,805
Issuance of warrants for private placement holders [Note 9]	1,524,719				1,524,719
Issuance of warrants for brokers [Note 9]	127,853				127,853
Conversion of preferred shares into common shares [Note 9]								633,805
Preferred stock purchased back via cash								(193,448)
Cashless exercise of warrants								360
Stock based compensation - ESOP [Note 9]	170,140		63,125		544,655	365,653		913,613
Translation adjustment	(204,501)		(72,823)		(99,091)	625,698		(134,470)
Net loss before dividends for the period	(2,808,091)		(4,517,115)		(9,911,813)	(13,985,915)	(18,658,143)	(29,130,477)
Preferred stock dividends	(237,904)		(230,374)		(617,043)	(690,330)		(1,088,977)
Balance	(27,756,354)	(19,845,385)	(15,481,707)	$ (10,623,636)	(27,756,354)	(15,481,707)	(19,845,385)	(2,144,736)
Preferred Stock [Member]
Balance	$ 7	$ 7	$ 8		$ 7	$ 8	$ 8	$ 9
Balance, shares	6,305	6,305	6,802		6,305	7,201	7,201	8,046
Conversion of convertible notes into common shares [Note 9]
Preferred stock purchased back via cash			$ (1)			$ (1)
Preferred stock purchased back via cash, shares			(497)			(896)	(896)
Issuance of shares for services [Note 9]
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]
Exchange of warrants for promissory notes
Issuance of common stock
Issuance of preferred shares for private placement investors [Note 9]
Issuance of preferred shares for private placement investors [Note 9], shares								100
Derivative liabilities adjustment pursuant to issuance of preferred shares [Note 8] [Note 9]
Issuance of shares from uplisting [Note 9]
Conversion of preferred shares into common shares [Note 9]								$ (1)
Conversion of preferred shares into common shares [Note 9], shares								(715)
Preferred stock purchased back via cash
Preferred stock purchased back via cash, shares								(230)
Cashless exercise of warrants
Stock based compensation - ESOP [Note 9]
Translation adjustment
Net loss before dividends for the period
Preferred stock dividends
Balance	$ 7	$ 7	$ 7	$ 8	$ 7	$ 7	$ 7	$ 8
Balance, shares	6,305	6,305	6,305	6,802	6,305	6,305	6,305	7,201
Common Stock [Member]
Balance	$ 8,811	$ 8,707	$ 8,650		$ 8,753	$ 8,546	$ 8,546	$ 39,015
Balance, shares	8,810,253	8,707,095	8,649,721		8,752,510	8,546,261	8,546,261	39,014,942
Conversion of convertible notes into common shares [Note 9]	$ 562		$ 40		$ 562	$ 127		$ 4,715
Conversion of convertible notes into common shares [Note 9], shares	562,251		39,830		562,251	126,833	761,038	4,715,346
Preferred stock purchased back via cash
Issuance of shares for services [Note 9]	$ 47		$ 17		$ 47	$ 22		$ 702
Issuance of shares for services [Note 9], shares	47,125		17,544		47,125	22,035	132,202	701,688
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]						$ 12		$ 658
Exercise of warrants for cash [Note 9], shares						11,966	71,792	658,355
Exchange of warrants for promissory notes
Issuance of shares in lieu of convertible note interest [Note 9], shares							270,270
Issuance of common stock					$ 58			$ 69
Issuance of common stock, shares					57,743			69,252
Issuance of preferred shares for private placement investors [Note 9]
Derivative liabilities adjustment pursuant to issuance of preferred shares [Note 8] [Note 9]
Issuance of shares from uplisting [Note 9]								$ 5,382
Issuance of shares from uplisting [Note 9], shares								5,382,331
Conversion of preferred shares into common shares [Note 9]								$ 289
Conversion of preferred shares into common shares [Note 9], shares								288,756
Preferred stock purchased back via cash
Cashless exercise of warrants								$ 447
Cashless exercise of warrants, shares								446,370
Stock based compensation - ESOP [Note 9]
Cashless exercise of options [Note 9], shares							2,240
Translation adjustment
Net loss before dividends for the period
Preferred stock dividends
Balance	$ 9,420	$ 8,753	$ 8,707	$ 8,650	$ 9,420	$ 8,707	$ 8,753	$ 8,546
Balance, shares	9,419,629	8,752,510	8,707,095	8,649,721	9,419,629	8,707,095	8,752,510	8,546,261
Shares To Be Issued [Member]
Balance	$ 24,999	$ 24,999	$ 24,999		$ 24,999	$ 102,299	$ 102,299	$ 280,960
Balance, shares	3,955	3,955	3,955		3,955	20,638	20,638	268,402
Conversion of convertible notes into common shares [Note 9]								$ (38,460)
Conversion of convertible notes into common shares [Note 9], shares								(19,263)
Preferred stock purchased back via cash
Issuance of shares for services [Note 9]								$ (242,500)
Issuance of shares for services [Note 9], shares								(250,000)
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]						$ (77,300)	$ (77,300)	$ 102,299
Exercise of warrants for cash [Note 9], shares						(16,683)	(100,094)	123,678
Exchange of warrants for promissory notes
Issuance of common stock
Issuance of preferred shares for private placement investors [Note 9]
Derivative liabilities adjustment pursuant to issuance of preferred shares [Note 8] [Note 9]
Issuance of shares from uplisting [Note 9]
Conversion of preferred shares into common shares [Note 9]
Preferred stock purchased back via cash
Cashless exercise of warrants
Cashless exercise of warrants, shares								1,000
Stock based compensation - ESOP [Note 9]
Translation adjustment
Net loss before dividends for the period
Preferred stock dividends
Balance	$ 24,999	$ 24,999	$ 24,999	$ 24,999	$ 24,999	$ 24,999	$ 24,999	$ 102,299
Balance, shares	3,955	3,955	3,955	3,955	3,955	3,955	3,955	20,638
Additional Paid-in Capital [Member]
Balance	$ 93,338,220	$ 92,340,925	$ 92,378,740		$ 92,844,478	$ 91,550,209	$ 91,550,209	$ 56,298,726
Conversion of convertible notes into common shares [Note 9]	353,957		211,562		353,957	843,795		15,712,199
Preferred stock purchased back via cash			(431,128)			(777,174)
Issuance of shares for services [Note 9]	45,900		112,614		45,900	150,396		1,656,247
Issuance of warrants for services [Note 9]			77,780			232,526		740,156
Exercise of warrants for cash [Note 9]						47,288		873,285
Exchange of warrants for promissory notes			(71,768)			(71,768)
Issuance of common stock					119,227			249,931
Issuance of preferred shares for private placement investors [Note 9]								100,000
Derivative liabilities adjustment pursuant to issuance of preferred shares [Note 8] [Note 9]								(17,084)
Issuance of shares from uplisting [Note 9]								14,540,423
Issuance of warrants for private placement holders [Note 9]	1,524,719				1,524,719
Issuance of warrants for brokers [Note 9]	127,853				127,853
Conversion of preferred shares into common shares [Note 9]								633,517
Preferred stock purchased back via cash								(193,448)
Cashless exercise of warrants								(87)
Stock based compensation - ESOP [Note 9]	170,140		63,125		544,655	365,653		913,613
Translation adjustment
Net loss before dividends for the period
Preferred stock dividends
Balance	95,560,789	92,844,478	92,340,925	$ 92,378,740	95,560,789	92,340,925	92,844,478	91,550,209
AOCI Attributable to Parent [Member]
Balance	(47,387)	(142,958)	(70,135)		(152,797)	(768,656)	(768,656)	(634,186)
Conversion of convertible notes into common shares [Note 9]
Preferred stock purchased back via cash
Issuance of shares for services [Note 9]
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]
Exchange of warrants for promissory notes
Issuance of common stock
Issuance of preferred shares for private placement investors [Note 9]
Derivative liabilities adjustment pursuant to issuance of preferred shares [Note 8] [Note 9]
Issuance of shares from uplisting [Note 9]
Conversion of preferred shares into common shares [Note 9]
Preferred stock purchased back via cash
Cashless exercise of warrants
Stock based compensation - ESOP [Note 9]
Translation adjustment	(204,501)		(72,823)		(99,091)	625,698		(134,470)
Net loss before dividends for the period
Preferred stock dividends
Balance	(251,888)	(152,797)	(142,958)	(70,135)	(251,888)	(142,958)	(152,797)	(768,656)
Retained Earnings [Member]
Balance	(120,053,686)	(107,713,387)	(102,965,898)		(112,570,825)	(93,037,142)	(93,037,142)	(62,817,688)
Conversion of convertible notes into common shares [Note 9]
Preferred stock purchased back via cash
Issuance of shares for services [Note 9]
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]
Exchange of warrants for promissory notes
Issuance of common stock
Issuance of preferred shares for private placement investors [Note 9]
Derivative liabilities adjustment pursuant to issuance of preferred shares [Note 8] [Note 9]
Issuance of shares from uplisting [Note 9]
Conversion of preferred shares into common shares [Note 9]
Preferred stock purchased back via cash
Cashless exercise of warrants
Stock based compensation - ESOP [Note 9]
Translation adjustment
Net loss before dividends for the period	(2,808,091)		(4,517,115)		(9,911,813)	(13,985,915)		(29,130,477)
Preferred stock dividends	(237,904)		(230,374)		(617,043)	(690,330)		(1,088,977)
Balance	$ (123,099,681)	(112,570,825)	$ (107,713,387)	$ (102,965,898)	(123,099,681)	(107,713,387)	(112,570,825)	(93,037,142)
Previously Reported [Member]
Balance					(19,845,385)	(2,144,736)	(2,144,736)
Conversion of convertible notes into common shares [Note 9]							843,922
Preferred stock purchased back via cash							(777,175)
Issuance of shares for services [Note 9]							150,418
Issuance of warrants for services [Note 9]							232,526
Exercise of warrants for cash [Note 9]							(30,000)
Exchange of warrants for promissory notes							(71,768)
Issuance of shares in lieu of convertible note interest [Note 9]							221,621
Stock based compensation - ESOP [Note 9]							647,631
Cashless exercise of options [Note 9]
Translation adjustment							615,859
Net loss before dividends for the period							(18,658,143)
Preferred stock dividends							(875,540)
Balance		(19,845,385)					(19,845,385)	(2,144,736)
Previously Reported [Member] | Preferred Stock [Member]
Balance					7	8	8
Conversion of convertible notes into common shares [Note 9]
Preferred stock purchased back via cash							(1)
Issuance of shares for services [Note 9]
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]
Exchange of warrants for promissory notes
Issuance of shares in lieu of convertible note interest [Note 9]
Stock based compensation - ESOP [Note 9]
Cashless exercise of options [Note 9]
Translation adjustment
Net loss before dividends for the period
Preferred stock dividends
Balance		7					7	8
Previously Reported [Member] | Common Stock [Member]
Balance					$ 52,514	$ 51,277	$ 51,277
Balance, shares					52,514,582	51,277,040	51,277,040
Conversion of convertible notes into common shares [Note 9]							$ 761
Preferred stock purchased back via cash
Issuance of shares for services [Note 9]							132
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]							72
Exchange of warrants for promissory notes
Issuance of shares in lieu of convertible note interest [Note 9]							270
Stock based compensation - ESOP [Note 9]
Cashless exercise of options [Note 9]							2
Translation adjustment
Net loss before dividends for the period
Preferred stock dividends
Balance		$ 52,514					$ 52,514	$ 51,277
Balance, shares		52,514,582					52,514,582	51,277,040
Previously Reported [Member] | Shares To Be Issued [Member]
Balance					$ 24,999	$ 102,299	$ 102,299
Balance, shares					23,723	123,817	123,817
Conversion of convertible notes into common shares [Note 9]
Preferred stock purchased back via cash
Issuance of shares for services [Note 9]
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]							(77,300)
Exchange of warrants for promissory notes
Issuance of shares in lieu of convertible note interest [Note 9]
Stock based compensation - ESOP [Note 9]
Cashless exercise of options [Note 9]
Translation adjustment
Net loss before dividends for the period
Preferred stock dividends
Balance		$ 24,999					$ 24,999	$ 102,299
Balance, shares		23,723					23,723	123,817
Previously Reported [Member] | Additional Paid-in Capital [Member]
Balance					$ 92,800,717	$ 91,507,478	$ 91,507,478
Conversion of convertible notes into common shares [Note 9]							843,161
Preferred stock purchased back via cash							(777,174)
Issuance of shares for services [Note 9]							150,286
Issuance of warrants for services [Note 9]							232,526
Exercise of warrants for cash [Note 9]							47,228
Exchange of warrants for promissory notes							(71,768)
Issuance of shares in lieu of convertible note interest [Note 9]							221,351
Stock based compensation - ESOP [Note 9]							647,631
Cashless exercise of options [Note 9]							(2)
Translation adjustment
Net loss before dividends for the period
Preferred stock dividends
Balance		$ 92,800,717					92,800,717	$ 91,507,478
Previously Reported [Member] | AOCI Attributable to Parent [Member]
Balance					(152,797)	(768,656)	(768,656)
Conversion of convertible notes into common shares [Note 9]
Preferred stock purchased back via cash
Issuance of shares for services [Note 9]
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]
Exchange of warrants for promissory notes
Issuance of shares in lieu of convertible note interest [Note 9]
Stock based compensation - ESOP [Note 9]
Cashless exercise of options [Note 9]
Translation adjustment							615,859
Net loss before dividends for the period
Preferred stock dividends
Balance		(152,797)					(152,797)	(768,656)
Previously Reported [Member] | Retained Earnings [Member]
Balance					$ (112,570,825)	$ (93,037,142)	(93,037,142)
Conversion of convertible notes into common shares [Note 9]
Preferred stock purchased back via cash
Issuance of shares for services [Note 9]
Issuance of warrants for services [Note 9]
Exercise of warrants for cash [Note 9]
Exchange of warrants for promissory notes
Issuance of shares in lieu of convertible note interest [Note 9]
Stock based compensation - ESOP [Note 9]
Cashless exercise of options [Note 9]
Translation adjustment
Net loss before dividends for the period							(18,658,143)
Preferred stock dividends							(875,540)
Balance		$ (112,570,825)					$ (112,570,825)	$ (93,037,142)